Earnings Per Share (Details) (USD $) In Millions, except Per Share data, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 31, 2013	Sep. 30, 2013	Jun. 30, 2013	Mar. 31, 2013	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Earnings per share [Abstract]
Net income from continuing operations									$ 706.8	$ 722.3	$ 495.8
Net income attributable to noncontrolling interests	22.2	2.8	0	0					25.0	0	0
Income from continuing operations attributable to Cameron stokholders									681.8	722.3	495.8
Income from discontinued operations, net of income taxes									17.4	28.2	26.1
Net income attributable to Cameron stockholders	$ 220.9	$ 189.6	$ 140.4	$ 148.3	$ 218.3	$ 223.6	$ 174.6	$ 134.0	$ 699.2	$ 750.5	$ 521.9
Average shares outstanding (basic) (in shares)									242.0	246.4	245.0
Common stock equivalents (in shares)									1.5	1.7	2.1
Incremental shares from assumed conversion of convertible debentures (in shares)									0	0	2.1
Diluted shares (in shares)									243.5	248.1	249.2
Basic earnings per share attributable to Cameron stockholders [Abstract]
Continuing operations (in dollars per share)									$ 2.82	$ 2.93	$ 2.02
Discontinued operations (in dollars per share)									$ 0.07	$ 0.12	$ 0.11
Basic (in dollars per share)	$ 0.96	$ 0.78	$ 0.57	$ 0.60	$ 0.88	$ 0.91	$ 0.71	$ 0.54	$ 2.89	$ 3.05	$ 2.13
Diluted
Continuing operations (in dollars per share)									$ 2.80	$ 2.91	$ 1.99
Discontinued operations (in dollars per share)									$ 0.07	$ 0.11	$ 0.10
Diluted (in dollars per share)	$ 0.95	$ 0.78	$ 0.57	$ 0.60	$ 0.88	$ 0.90	$ 0.70	$ 0.54	$ 2.87	$ 3.02	$ 2.09
Interest rate percentage on Convertible Debentures included in calculation of diluted earnings per share, prior period (in hundredths)											2.50%